As filed with the Securities and Exchange Commission on November 3, 2017
1933 Act File No. 033-57986
1940 Act File No. 811-07470
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 92	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 93	[ X ]
(Check appropriate box or boxes.)

CARILLON SERIES TRUST
EAGLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on November 17, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CARILLON SERIES TRUST
EAGLE SERIES TRUST
CONTENTS OF REGISTRATION STATEMENT
Explanatory Note

This Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 17, 2017, the effectiveness of:

(1)
the registration statement for Eagle Series Trust, filed in Post-Effective Amendment No. 88 (“PEA No. 88”) on June 30, 2017, accession number 0000898432-17-000693, pursuant to paragraph (a) of Rule 485 of the 1933 Act, currently scheduled to become effective on November 6, 2017 with PEA No. 91 as defined below; and

(2)
the registration statement for Carillon Series Trust and Eagle Series Trust, filed in Post-Effective Amendment No. 91 (“PEA No. 91”) on October 31, 2017, accession number 0000898432-17-001014, pursuant to paragraph (b) of Rule 485 of the 1933 Act, currently scheduled to become effective on November 6, 2017.

Since no other changes are intended to be made to PEA No. 88 or PEA No. 91 by means of this filing, Parts A, B and C of PEA No. 88 and Parts A, B and C of PEA No. 91 are incorporated herein by reference.

PART A – PROSPECTUS

The Combined Prospectus for Class A, Class C, Class Y, Institutional Class – I and Retirement Class – R-3, R-5 and R-6 shares of Carillon ClariVest Capital Appreciation Fund, Carillon Eagle Growth & Income Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Investment Grade Bond Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund, Carillon Eagle Small Cap Growth Fund, Carillon Eagle Smaller Company Fund, Carillon Cougar Tactical Allocation Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Scout International Fund, Carillon Reams Low Duration Bond Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund and Carillon Reams Unconstrained Bond Fund is incorporated herein by reference to Part A of PEA No. 88, and to Part A of PEA No. 91.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Combined Statement of Additional Information for Class A, Class C, Class Y, Institutional Class – I and Retirement Class – R-3, R-5 and R-6 shares of Carillon ClariVest Capital Appreciation Fund, Carillon Eagle Growth & Income Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Investment Grade Bond Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund, Carillon Eagle Small Cap Growth Fund, Carillon Eagle Smaller Company Fund, Carillon Cougar Tactical Allocation Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Scout International Fund, Carillon Reams Low Duration Bond Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund and Carillon Reams Unconstrained Bond Fund is incorporated herein by reference to Part B of PEA No. 88, and to Part B of PEA No. 91.

PART C – OTHER INFORMATION

The Part C of Form N-1A is incorporated herein by reference to Part C of PEA No. 88, and to Part C of PEA No. 91.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of November 3, 2017.
EAGLE SERIES TRUST
By:	/s/ Susan L. Walzer
Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 92 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	November 3, 2017

/s/ James L. Pappas* James L. Pappas	Chairman of the Board	November 3, 2017

/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	November 3, 2017

/s/ John Carter* John Carter	Trustee	November 3, 2017

/s/ Court James Court James	Trustee	November 3, 2017

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	November 3, 2017

/s/ William J. Meurer* William J. Meurer	Trustee	November 3, 2017

/s/ Liana O’Drobinak* Liana O’Drobinak	Trustee	November 3, 2017

/s/ Stephen Roussin* Stephen Roussin	Trustee	November 3, 2017

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	November 3, 2017

/s/ Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	November 3, 2017
*By: /s/ Susan L. Walzer Susan L. Walzer Attorney-In-Fact

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of November 3, 2017.
CARILLON SERIES TRUST
By:	/s/ Susan L. Walzer
Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 92 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	November 3, 2017

/s/ James L. Pappas* James L. Pappas	Chairman of the Board	November 3, 2017

/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	November 3, 2017

/s/ John Carter* John Carter	Trustee	November 3, 2017
/s/ Court James Court James	Trustee	November 3, 2017

/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	November 3, 2017

/s/ William J. Meurer* William J. Meurer	Trustee	November 3, 2017

/s/ Liana O’Drobinak* Liana O’Drobinak	Trustee	November 3, 2017

/s/ Stephen Roussin* Stephen Roussin	Trustee	November 3, 2017

/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	November 3, 2017

/s/ Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	November 3, 2017
*By: /s/ Susan L. Walzer Susan L. Walzer Attorney-In-Fact